Schedule of Investments (unaudited) March 31, 2024	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 5.3%
Black Belt Energy Gas District, RB(a)
Series C, 5.50%, 10/01/54	$56,470	$62,217,896
Series F, 5.50%, 11/01/53	11,170	11,835,721
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.00%, 10/01/38	3,810	4,214,978
5.00%, 10/01/39	4,080	4,473,364
5.25%, 10/01/40	3,400	3,792,536
5.25%, 10/01/41	4,900	5,431,213
5.25%, 10/01/42	7,455	8,222,381
5.25%, 10/01/43	6,250	6,856,326
5.25%, 10/01/44	6,500	7,113,142
5.25%, 10/01/45	9,000	9,795,590
5.25%, 10/01/49	17,865	19,184,780
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	95,715	103,859,356
Series B-1, 5.75%, 04/01/54	25,150	28,040,120
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	102,970	102,758,729
Series A, 5.25%, 01/01/54	25,000	26,518,757
Series B, 4.00%, 12/01/51	9,220	9,162,779
Series B-1, 5.00%, 05/01/53	20,000	20,738,556

		434,216,224

Arizona — 1.5%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.25%, 07/01/37	1,230	1,230,611
Series A, 5.50%, 07/01/52	2,450	2,285,360
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/40	2,000	2,278,052
Junior Lien, 5.00%, 07/01/42	7,815	8,801,456
Junior Lien, Sustainability Bonds, 5.00%, 07/01/44	28,000	30,235,715
Subordinate, 5.00%, 07/01/44	7,930	8,691,993
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	215	218,830
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 4.00%, 01/01/38	57,660	58,322,963
Tucson Industrial Development Authority/Pima County Industrial Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	6,125	6,618,922

		118,683,902

Arkansas(b) — 0.9%
Arkansas Development Finance Authority, RB 7.38%, 07/01/48	15,700	17,288,226
AMT, 4.50%, 09/01/49	1,750	1,726,962
AMT, 4.75%, 09/01/49	34,660	34,438,155
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	18,200	19,573,293

		73,026,636

California — 9.9%
California Community Choice Financing Authority, RB(a)
Series G, 5.25%, 11/01/54	13,680	14,713,597
Sustainability Bonds, 5.00%, 07/01/53	6,040	6,377,180
Sustainability Bonds, 5.50%, 10/01/54	12,500	13,758,951

Security	Par (000)	Value

California (continued)
California Community Choice Financing Authority, RB(a) (continued)
Series B-1, Sustainability Bonds, 4.00%, 02/01/52	$7,000	$7,026,873
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	31,825	34,024,796
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 08/15/41	10,000	11,187,213
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	3,115	2,946,556
City of Los Angeles California Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 06/01/47	10,000	10,573,087
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,000	8,301,317
Series A, AMT, 5.25%, 05/15/48	7,000	7,317,137
Sub-Series A, AMT, 5.00%, 05/15/47	2,855	2,917,569
AMT, Sustainability Bonds, 5.00%, 05/15/47	26,170	27,902,253
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.00%, 05/15/45	18,000	19,220,235
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	7,690	6,243,111
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Mezzanine Lien, Sustainability Bonds, 4.00%, 06/01/57	7,220	4,787,338
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	6,125	3,524,370
Senior Lien, Sustainability Bonds, 3.13%, 06/01/57	10,000	6,059,523
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	15,875	10,385,540
Series B, Sustainability Bonds, 4.00%, 07/01/58	10,330	6,897,390
Los Angeles Community College District, GO, Series J, 4.00%, 08/01/39	6,000	6,095,697
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series A, 5.25%, 07/01/44	24,365	25,617,627
Los Angeles Department of Water & Power, Refunding RB
Series B, 5.25%, 07/01/37	13,500	14,505,478
Series B, 5.25%, 07/01/38	15,000	16,117,005
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	35,000	36,735,567
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB 2nd Series, AMT, 5.00%, 05/01/48	50,915	52,325,483
Series A, AMT, 5.00%, 05/01/39	14,500	15,340,205
Series A, AMT, 5.00%, 05/01/49	26,000	26,988,245
Series B, AMT, 5.00%, 05/01/46	57,000	58,079,730
Series D, AMT, 5.00%, 05/01/43	17,735	18,438,162
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/38	10,000	11,043,591
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, Sustainability Bonds, 1.00%, 10/01/26(c)	100,000	95,891,670
San Mateo County Transit District, Refunding RB, Series A, 4.00%, 06/01/32	15,645	15,916,986
State of California, Refunding GO, 5.25%, 10/01/39	24,635	25,798,336

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California, RB
Series M, 5.00%, 05/15/37	$15,410	$16,505,480
Series M, 5.00%, 05/15/42	70,000	73,690,680
University of California, Refunding RB, Series Q, 5.00%, 05/15/46	88,410	97,003,683

		810,257,661

Colorado — 3.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/36	7,360	7,746,494
Series A, AMT, 5.00%, 12/01/38	17,750	18,594,657
Series A, AMT, 5.00%, 12/01/43	13,860	14,289,397
Series A, AMT, 5.25%, 12/01/43	45,235	47,460,941
Series A, AMT, 5.25%, 12/01/48	37,610	39,230,824
Series D, AMT, 5.75%, 11/15/45	3,290	3,715,508
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, Series A-1, 5.00%, 08/01/41	7,915	8,154,249
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 07/01/31(b)	500	473,662
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/34	57,000	67,053,173
Series A, 5.00%, 12/01/39	10,000	11,372,561
Series A, 5.00%, 05/15/47	25,000	26,766,376
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,189	1,145,983

		246,003,825

Connecticut — 0.9%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 11/15/53	14,180	15,117,363
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series 2015-A, 0.38%, 07/01/35(a)	39,965	39,371,770
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	1,165	1,165,258
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/40	2,335	2,397,135
Series A, 5.00%, 07/01/41	15,285	17,140,277
State of Connecticut, GO, Series A, 5.00%, 04/15/39	1,000	1,083,555

		76,275,358

Delaware — 0.3%
Delaware State Economic Development Authority, Refunding RB, Series A, 1.25%, 10/01/45(a)	25,165	23,755,330

District of Columbia — 4.2%
District of Columbia Income Tax Revenue, RB, Series C, 5.00%, 05/01/45	10,000	10,797,959
District of Columbia Water & Sewer Authority, Refunding RB
Series B, 5.00%, 10/01/49	5,745	5,994,084
Series B, Sub-Lien, 5.25%, 10/01/40	48,060	49,798,842
Series B, Sub-Lien, 5.25%, 10/01/44	63,075	64,941,389
District of Columbia, GO
Series A, 5.00%, 06/01/35	7,175	7,353,910
Series A, 5.00%, 06/01/37	8,660	8,881,882
Series A, 5.00%, 06/01/38	4,500	4,615,279
Series D, 5.00%, 06/01/42	32,440	34,022,232

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	$18,355	$20,633,443
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/48	12,400	12,744,501
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	10,000	10,716,845
Washington Metropolitan Area Transit Authority, RB 5.00%, 07/01/43	22,315	23,173,125
Series B, 5.00%, 07/01/42	81,415	84,663,948
Washington Metropolitan Area Transit Authority, Refunding RB, Series A-1, 5.00%, 07/01/31	6,860	7,278,068

		345,615,507

Florida — 2.5%
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(b)	4,365	4,236,744
Capital Trust Agency, Inc., RB, CAB, Subordinate, 0.00%, 01/01/61(b)(d)	6,820	429,035
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	50,000	51,399,437
Florida Development Finance Corp., RB(b) 6.50%, 06/30/57	8,670	8,197,547
Series C, 5.75%, 12/15/56	6,295	5,190,709
AMT, 5.00%, 05/01/29	1,820	1,815,405
AMT, 6.13%, 07/01/32(a)	11,725	11,967,721
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(b)	18,065	13,398,714
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/44	28,000	29,220,268
Sub-Series A, AMT, 5.00%, 10/01/42	43,040	44,438,143
Sub-Series A, AMT, 5.00%, 10/01/47	17,500	17,842,412
JEA Water & Sewer System Revenue, Refunding RB, Series A, 4.00%, 10/01/39	1,310	1,315,658
Lakewood Ranch Stewardship District, SAB, 4.63%, 05/01/27	1,395	1,398,977
Live Oak Lake Community Development District, SAB
4.40%, 05/01/40	1,600	1,478,482
4.60%, 05/01/51	2,840	2,532,395
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	7,028,747
River Landing Community Development District, SAB
Series A, 4.13%, 05/01/40	860	768,941
Series B, 4.25%, 11/01/35	515	448,836
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	147	70,702
Windward Community Development District, SAB, Series A-2, 4.40%, 11/01/35	550	549,596

		203,728,469

Georgia — 3.6%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, Subordinate, 4.00%, 07/01/34	20,615	21,367,223
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	5,030	4,477,020
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 05/01/54	55,775	59,716,624

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Main Street Natural Gas, Inc., RB(a) (continued)
Series B, 5.00%, 07/01/53	$11,610	$12,309,081
Series C, 4.00%, 03/01/50	20,710	20,786,858
Series C, 5.00%, 09/01/53	100,335	106,718,787
Series D, 5.00%, 05/01/54	18,000	19,060,567
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	45,165	48,223,703

		292,659,863

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	10,000	11,188,387

Illinois — 5.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	2,200	2,200,832
Series H, 5.00%, 12/01/36	4,620	4,756,070
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	4,000	4,175,894
Series B, 4.00%, 12/01/35	11,640	11,639,821
Series C, 5.00%, 12/01/24	4,445	4,459,539
Series C, 5.00%, 12/01/25	12,760	12,912,821
Series C, 5.00%, 12/01/26	3,060	3,130,477
Series F, 5.00%, 12/01/24	9,585	9,616,351
Series G, 5.00%, 12/01/34	5,000	5,167,227
Chicago O’Hare International Airport, ARB
Series A, AMT, Senior Lien, (AGM), 5.25%, 01/01/45	3,030	3,258,564
Series D, AMT, Senior Lien, 5.00%, 01/01/42	16,340	16,692,149
Series D, Senior Lien, 5.25%, 01/01/42	56,710	59,146,628
Series D, Senior Lien, 5.00%, 01/01/47	20,000	20,536,658
Chicago O’Hare International Airport, Refunding RB,
Series A, AMT, 5.00%, 01/01/33	5,600	5,642,057
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 10/01/38	7,050	7,095,159
Series A, 5.00%, 07/15/42	10,000	10,465,894
Series A, 5.00%, 10/01/48	31,850	32,766,181
Series C, 5.00%, 02/15/41	38,295	39,304,752
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	9,590	10,194,128
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/42	20,000	20,998,608
Series A, 5.00%, 01/01/44	7,075	7,520,117
Series A, 5.00%, 01/01/45	10,740	11,548,896
Series A, 5.25%, 01/01/45	37,315	41,878,148
State of Illinois, GO 5.50%, 05/01/39	9,040	9,943,236
Series A, 5.00%, 11/01/29	27,500	30,196,717
Series B, 5.00%, 11/01/32	14,000	15,302,512
Series B, 5.50%, 05/01/47	10,000	11,160,909
Series C, 5.50%, 10/01/42	28,000	31,518,363
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	20,748,660

		463,977,368

Indiana — 0.2%
City of Valparaiso Indiana, RB AMT, 6.75%, 01/01/34	3,870	3,873,279

Security	Par (000)	Value

Indiana (continued)
City of Valparaiso Indiana, RB (continued)
AMT, 7.00%, 01/01/44	$7,330	$7,334,932
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 02/01/44	6,490	6,856,321

		18,064,532

Kansas — 0.0%
Wyandotte County-Kansas City Unified Government, GO, Series A, 4.00%, 08/01/41	2,290	2,335,113

Kentucky — 0.7%
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	26,840	29,103,175
Kentucky State Property & Building Commission, RB, Series A, 5.25%, 06/01/37	3,095	3,563,106
University of Kentucky, RB
Series B, 4.00%, 04/01/40	11,720	11,977,422
Series B, 4.00%, 04/01/41	12,185	12,374,432

		57,018,135

Louisiana — 3.5%
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(a)	205,960	201,684,293
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, 0.88%, 02/01/46(a)	21,580	20,943,345
Louisiana Public Facilities Authority, RB 5.00%, 10/01/43(a)(b)	50,000	50,555,195
5.25%, 10/01/48	6,185	6,552,261
Series A, 5.00%, 04/01/39(b)	1,425	1,318,856
Series A, 5.00%, 06/01/39(b)	1,300	1,223,603
Series A, 5.00%, 06/01/49(b)	3,000	2,580,223
Series A, 5.00%, 06/01/58(b)	4,500	3,709,249

		288,567,025

Maryland — 1.2%
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	2,735	2,613,815
Series A, 5.00%, 09/01/38	1,400	1,375,743
County of Anne Arundel Maryland, GO 5.00%, 10/01/47	11,255	11,790,125
5.00%, 10/01/48	19,925	21,357,064
County of Montgomery Maryland, RB 5.00%, 12/01/44	26,780	27,147,694
Series 2016, 5.00%, 12/01/45	13,955	14,252,989
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	6,175	6,442,112
Washington Suburban Sanitary Commission, RB
(GTD), 4.00%, 06/01/38	5,380	5,511,667
(GTD), 4.00%, 06/01/41	9,750	9,828,144

		100,319,353

Massachusetts — 7.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 5.00%, 06/01/42	14,000	14,670,889
Commonwealth of Massachusetts, GO
Series A, 5.00%, 01/01/41	8,750	9,980,971
Series A, 5.00%, 01/01/42	12,280	13,894,477
Series A, 5.25%, 01/01/44	21,915	23,620,946
Series A, 5.25%, 04/01/47	85,000	88,776,875
Series C, 5.25%, 10/01/47	7,500	8,364,220
Series E, 5.25%, 09/01/43	105,000	112,711,017
Series F, 5.00%, 11/01/43	5,000	5,229,731

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts, Refunding GO, Series B, 5.00%, 11/01/41	$10,000	$11,389,437
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB Series A-2, 5.00%, 07/01/42	5,000	5,254,075
Sub-Series A-1, 5.25%, 07/01/48	57,645	64,689,299
Massachusetts Development Finance Agency, Refunding RB, Series D, 5.00%, 07/01/42	3,985	4,485,243
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	21,640	23,008,262
Massachusetts Port Authority, Refunding ARB Series A, AMT, 5.00%, 07/01/47	5,670	5,827,237
Series B, AMT, 5.00%, 07/01/43	22,430	22,982,767
Series C, AMT, 5.00%, 07/01/44	15,000	15,821,237
Series C, AMT, 5.00%, 07/01/49	20,000	20,823,085
Massachusetts School Building Authority, RB, Series B, 5.25%, 02/15/48	65,000	68,274,786
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.25%, 11/01/42	58,240	61,782,041

		581,586,595

Michigan — 2.3%
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	15,000	15,914,277
Michigan Finance Authority, RB 5.00%, 11/01/44	10,000	10,139,014
Series A, 6.50%, 06/01/57(b)(e)(f)	5,980	4,980,656
Michigan Finance Authority, Refunding RB 5.00%, 11/15/41	58,080	59,440,129
Series 2016, 5.25%, 12/01/41	25,630	26,444,543
Series A, 5.00%, 12/01/41	12,130	12,923,838
Series A, 5.00%, 12/01/42	10,150	10,510,026
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	5,850	5,967,894
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	16,575,609
State of Michigan Trunk Line Revenue, RB 4.00%, 11/15/37	13,000	13,755,537
4.00%, 11/15/38	10,000	10,508,173

		187,159,696

Minnesota — 0.8%
Minnesota Agricultural & Economic Development Board, RB 5.00%, 01/01/41	3,000	3,355,933
5.00%, 01/01/42	3,500	3,887,394
5.25%, 01/01/47	12,500	13,813,100
Minnesota Housing Finance Agency, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 07/01/53	4,455	4,765,670
Series O, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	3,795	4,101,131
Minnesota Public Facilities Authority State Revolving Fund, RB, Series A, 5.00%, 03/01/35	10,010	10,414,479
State of Minnesota, GO Series A, 4.00%, 09/01/40	14,745	15,206,240
Series A, 4.00%, 09/01/41	6,255	6,435,161

		61,979,108

Security	Par (000)	Value

Mississippi — 0.1%

Medical Center Educational Building Corp., Refunding RB, 5.00%, 06/01/47	$8,975	$9,237,261
State of Mississippi, GO Series C, 4.00%, 10/01/40	1,865	1,886,343
Series B, GO, 4.00%, 10/01/37	460	470,484

		11,594,088

Missouri — 0.3%
Health & Educational Facilities Authority of the State of Missouri, RB 4.50%, 01/01/39	15,085	15,088,384
Series A, 5.00%, 10/01/46	6,000	6,314,739

		21,403,123

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series A, 5.75%, 12/01/53	9,350	9,869,853

Nebraska — 0.1%
Omaha School District, GO, 4.00%, 12/15/42	6,725	6,747,846

Nevada — 0.7%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	50,000	52,761,398
State of Nevada Department of Business & Industry, RB Series A, 4.50%, 12/15/29(b)	245	241,217
Series A, 5.00%, 07/15/37	875	879,133

		53,881,748

New Jersey — 3.0%
Borough of Tinton Falls New Jersey, GO, Series B, 5.00%, 04/25/24	9,500	9,509,642
Borough of Waldwick New Jersey, Refunding GO, 5.00%, 10/10/24	5,000	5,027,623
New Jersey Economic Development Authority, RB, 5.00%, 06/15/43	7,550	7,948,265
New Jersey Health Care Facilities Financing Authority, Refunding RB Series A, 5.00%, 07/01/37	3,000	3,153,792
Series A, 5.00%, 07/01/38	29,350	30,766,013
Series A, 4.00%, 07/01/40	10,000	10,036,909
New Jersey Transportation Trust Fund Authority, RB 5.25%, 06/15/43	9,000	10,060,300
Series C, 5.25%, 06/15/32	20,010	20,253,163
Series S, 5.00%, 06/15/46	12,350	12,887,531
New Jersey Transportation Trust Fund Authority, Refunding RB Series AA, 5.00%, 06/15/39	8,500	9,622,597
Series AA, 5.00%, 06/15/40	3,985	4,468,455
New Jersey Turnpike Authority, RB Series A, 5.00%, 01/01/48	4,000	4,208,511
Series B, 5.00%, 01/01/46	20,000	21,805,765
Series B, 5.25%, 01/01/49(g)	10,750	11,931,270
Series E, 5.00%, 01/01/32	4,425	4,487,897
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/48	2,330	2,370,515
State of New Jersey, GO 5.00%, 06/01/40	12,500	13,161,578
5.00%, 06/01/41	11,500	12,087,167
5.00%, 06/01/42	10,500	11,021,396

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.00%, 06/01/46	$17,250	$17,752,226
Series A, 5.25%, 06/01/46	10,000	10,416,102
Township of Montville New Jersey, Refunding GO, 5.00%, 11/06/24	5,300	5,339,566
Wall Township School District, GO, 4.00%, 07/15/41	2,700	2,753,488

		241,069,771

New Mexico — 0.1%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	95	99,073
New Mexico Mortgage Finance Authority, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.75%, 03/01/54	6,445	6,942,603

		7,041,676

New York — 11.0%
City of New York, GO Series E-1, 5.00%, 03/01/39	10,375	10,969,147
Sub-Series F-1, 5.00%, 04/01/43	40,000	41,893,283
Hudson Yards Infrastructure Corp., Refunding RB Series A, 5.00%, 02/15/42	40,000	41,596,219
Series A, 5.00%, 02/15/45	3,000	3,104,810
New York City Municipal Water Finance Authority, Refunding RB 5.00%, 06/15/40	43,190	46,738,278
Series BB-1, 4.00%, 06/15/45	10,000	9,824,165
Series CC, 5.25%, 06/15/46	7,870	8,140,568
Series CC1, 5.00%, 06/15/37	24,000	25,382,510
Series DD-2, 5.00%, 06/15/40	21,260	22,503,097
Series EE, 5.25%, 06/15/36	14,500	15,551,152
Series EE, 5.00%, 06/15/40	24,240	25,637,181
Series EE, 5.00%, 06/15/45	7,000	7,315,874
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S, Subordinate, (SAW), 5.00%, 07/15/41	3,675	3,753,051
New York City Transitional Finance Authority Future Tax Secured Revenue, RB Series B-1, 5.00%, 08/01/39	7,590	7,593,034
Series D-1, 5.50%, 11/01/45	19,690	22,569,810
Series E-1, 5.00%, 02/01/41	20,000	20,206,380
Sub-Series A-1, 5.00%, 08/01/37	8,015	8,018,768
Sub-Series E-1, 5.00%, 02/01/39	2,525	2,632,670
Sub-Series F-1, 5.00%, 05/01/42	3,000	3,116,880
Subordinate, 4.00%, 05/01/40	6,835	6,909,100
Series C-3, Subordinate, 5.00%, 05/01/39	2,600	2,759,022
Series F-1, Subordinate, 5.00%, 02/01/43	10,000	11,045,493
Series F-1, Subordinate, 5.00%, 02/01/44	4,000	4,375,429
New York City Transitional Finance Authority, RB 5.50%, 05/01/40	3,000	3,586,202
5.50%, 05/01/41	10,000	11,874,291
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	15,000	15,004,278
New York State Dormitory Authority, RB Series A, 5.00%, 03/15/40	3,495	3,664,269
Series A, 5.00%, 03/15/41	3,240	3,391,232
Series A, 5.00%, 07/01/43	2,050	2,157,508
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	4,130	4,433,482
Series A, 5.25%, 03/15/38	5,000	5,438,393
Series A, 5.00%, 03/15/39	5,275	6,081,455
Series A, 4.00%, 03/15/40	36,960	37,465,496
Series A, 5.00%, 03/15/40	9,355	10,247,748

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB (continued) Series A, 5.00%, 03/15/41	$14,710	$16,608,792
Series A, 5.00%, 03/15/42	16,700	18,698,927
Series A, 5.00%, 03/15/46	50,000	53,895,530
Series E, 5.00%, 03/15/40	2,270	2,435,037
Series E, 5.00%, 03/15/42	36,535	39,004,095
New York State Housing Finance Agency, RB, M/F Housing, Series J, Sustainability Bonds, (SONYMA), 1.10%, 11/01/61(a)	36,070	33,264,484
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/44	14,075	15,629,004
New York State Urban Development Corp., Refunding RB 5.00%, 03/15/47	10,000	10,632,705
Series A, 5.00%, 03/15/46	12,225	13,298,325
Series E, 4.00%, 03/15/41	24,000	24,110,792
New York Transportation Development Corp., ARB AMT, 6.00%, 04/01/35	14,215	15,920,805
AMT, 5.00%, 12/01/35	1,650	1,800,005
AMT, 5.00%, 12/01/38	10,000	10,791,038
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	25,020	26,344,356
Port Authority of New York & New Jersey, ARB, AMT, 5.00%, 11/01/49	33,555	34,646,246
Port Authority of New York & New Jersey, Refunding ARB 5.00%, 10/15/42	10,000	10,409,523
Series 205, 5.00%, 11/15/47	14,610	15,225,930
Series 231, 0.00%,	40,000	43,871,377
AMT, 5.00%, 01/15/47	12,550	13,237,793
Series 207, AMT, 5.00%, 09/15/31	14,950	15,847,585
Series 207, AMT, 5.00%, 09/15/32	4,000	4,211,831
Series 231, AMT, 5.50%, 08/01/39	5,710	6,480,399
Triborough Bridge & Tunnel Authority, Refunding RB Series A, 5.00%, 11/15/41	10,000	10,314,814
Sustainability Bonds, 5.25%, 11/15/40	5,335	6,238,504
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,513,977

		900,412,149

North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 52A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	9,360	10,246,496
State of North Carolina, GO, Series A, 4.00%, 06/01/33	11,565	11,755,483

		22,001,979

North Dakota — 0.1%
North Dakota Public Finance Authority, RB, Series C, 5.00%, 06/01/40	6,370	6,485,305

Ohio — 1.0%
County of Franklin Ohio, RB, 5.00%, 05/15/40	4,750	4,829,032
Ohio University, Refunding RB Series A, 5.00%, 12/01/44	16,500	17,088,123
Series A, 5.00%, 12/01/45	7,000	7,269,486
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
Series B, Sustainability Bonds, 5.00%, 12/01/39	10,000	11,617,373
Series B, Sustainability Bonds, 5.00%, 12/01/40	11,500	13,272,115
Series B, Sustainability Bonds, 5.00%, 12/01/41	10,000	11,480,434
State of Ohio, GO, Series A, 5.00%, 03/01/41	5,000	5,709,105

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio, RB, 4.00%, 01/01/40	$3,190	$3,221,777
University of Cincinnati, RB Series A, 5.00%, 06/01/45	5,000	5,165,297
Series C, 5.00%, 06/01/41	2,600	2,691,744

		82,344,486

Oklahoma — 0.2%
Oklahoma County Finance Authority, RB (BAM), 5.00%, 10/01/41	2,000	2,242,852
(BAM), 5.00%, 10/01/42	3,000	3,317,643
(BAM), 5.00%, 10/01/43	2,500	2,745,233
(BAM), 5.00%, 10/01/44	1,850	2,019,523
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	7,990	8,383,578

		18,708,829

Pennsylvania — 1.4%
Allentown Neighborhood Improvement Zone Development Authority, RB (b) 5.00%, 05/01/27	2,680	2,722,022
5.00%, 05/01/32	3,750	3,815,523
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/47	5,500	5,721,535
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,670	1,671,689
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 6.25%, 10/01/53	11,975	13,064,762
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, 5.25%, 12/01/44	30,000	32,113,893
Pennsylvania Turnpike Commission, RB Sub-Series A, 5.50%, 12/01/46	46,430	48,383,410
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	4,200	4,259,085

		111,751,919

Puerto Rico — 0.8%
Commonwealth of Puerto Rico, GO Series A-1, Restructured, 5.75%, 07/01/31	13,205	14,754,125
Series A-1, Restructured, 4.00%, 07/01/33	20,418	20,312,568
Series A-1, Restructured, 4.00%, 07/01/35	8,168	8,009,258
Series A-1, Restructured, 4.00%, 07/01/37	25,180	24,382,797

		67,458,748

South Carolina — 2.3%
County of Dorchester South Carolina, SAB(b) 5.88%, 10/01/40	1,245	1,285,866
6.00%, 10/01/51	3,000	3,069,612
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	50,600	54,170,043
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	96,375	104,317,121
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	10,135	9,121,127
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.25%, 11/15/37	3,005	2,949,280
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B, 6.00%, 01/01/54	9,975	10,933,176

		185,846,225

Security	Par (000)	Value

Tennessee — 1.3%
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	$85,000	$88,056,762
Tennessee Housing Development Agency, RB, S/F Housing, Series 2A, Sustainability Bonds, 5.75%, 01/01/54	12,935	13,768,304
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/54	5,500	5,993,308

		107,818,374

Texas — 12.5%
Arlington Higher Education Finance Corp., RB 7.88%, 11/01/62(b)	9,425	9,514,408
Series A, 5.30%, 04/01/62(b)	6,415	5,566,960
Series A, 5.75%, 08/15/62	4,950	4,182,571
Austin Independent School District, GO (PSF), 5.00%, 08/01/39(g)	6,300	7,310,102
(PSF), 5.00%, 08/01/40(g)	4,775	5,376,631
(PSF), 5.00%, 08/01/41(g)	8,935	9,967,914
(PSF), 5.00%, 08/01/42(g)	7,255	8,052,011
5.00%, 08/01/48	24,000	25,296,513
(PSF), 5.00%, 08/01/49(g)	25,000	27,328,680
Board of Regents of the University of Texas System, Refunding RB, Series A, 5.00%, 08/15/43	11,035	12,230,440
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	20,000	20,338,501
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB 4.00%, 10/01/40	4,535	4,541,621
Series C, 5.00%, 10/01/45	21,635	23,496,615
City of Dallas Texas, Refunding GO, Series A, 4.00%, 02/15/37	4,080	4,209,894
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	18,000	19,275,540
City of Fort Worth Texas, RB, Series A, 5.25%, 03/01/43	15,000	15,082,838
City of Houston Texas, Refunding GO Series A, 5.25%, 03/01/42	1,375	1,568,539
Series A, 5.25%, 03/01/43	1,380	1,566,217
City of Midland Texas, Refunding GO, Series B, 5.00%, 03/01/47	17,985	19,337,897
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB Series A, 5.25%, 02/01/40	10,000	11,517,364
Series A, 5.25%, 02/01/41	25,625	29,287,446
Series A, 5.25%, 02/01/42	9,150	10,403,582
Conroe Independent School District, GO (PSF), 5.00%, 02/15/40	7,375	8,433,253
(PSF), 5.00%, 02/15/41	3,360	3,822,483
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	16,890	17,788,205
County of Lubbock Texas, GO, 5.00%, 02/15/41	2,215	2,489,425
Dallas Independent School District, Refunding GO, (PSF), 5.00%, 02/15/48	30,980	33,485,487
Del Mar College District, GO, 4.00%, 08/15/36	10,050	10,050,615
Grand Parkway Transportation Corp., RB Series A, 5.00%, 10/01/43	77,000	81,186,611
Series A, 5.00%, 10/01/48	7,305	7,602,085

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Greater Texoma Utility Authority, RB Series A, (BAM), 5.25%, 10/01/48	$22,400	$24,564,335
Series R, (BAM), 5.00%, 10/01/42	5,770	6,399,806
Series R, (BAM), 5.00%, 10/01/43	5,045	5,561,207
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,012
Houston Independent School District, Refunding GO, Series A, (PSF), 4.00%, 02/15/40	4,375	4,318,669
Lewisville Independent School District, GO (PSF), 5.00%, 08/15/40	9,000	10,253,509
(PSF), 4.00%, 08/15/41	10,500	10,655,029
Lower Colorado River Authority, Refunding RB 5.00%, 05/15/44	5,050	5,218,108
5.25%, 05/15/48	30,000	33,009,350
(AGM), 5.50%, 05/15/48	17,850	19,966,675
(AGM), 5.00%, 05/15/49	16,260	17,529,651
5.00%, 05/15/50	10,310	10,725,656
Series A, 5.50%, 05/15/47	5,000	5,585,414
Midland Independent School District, GO(g) (PSF), 4.00%, 02/15/40	2,450	2,521,296
(PSF), 4.00%, 02/15/41	5,000	5,058,743
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	7,000	6,862,566
New Hope Cultural Education Facilities Finance Corp., RB Series A, 5.00%, 07/01/40	4,000	3,569,341
Series A, 5.00%, 07/01/57	7,000	5,573,888
New Hope Cultural Education Facilities Finance Corp., Refunding RB Series A, 4.00%, 08/15/40	2,000	1,958,662
Series A, 6.75%, 10/01/52	580	539,964
Series B2, 4.50%, 10/01/26	2,970	2,913,155
North Fort Bend Water Authority, Refunding RB, Series A, 4.00%, 12/15/41	2,055	2,064,121
North Texas Tollway Authority, Refunding RB Series A, 5.00%, 01/01/40	20,000	22,231,158
Series A, 5.00%, 01/01/43	10,845	11,324,070
Series B, 5.00%, 01/01/43	10,000	10,316,266
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/49	24,250	26,276,956
Pasadena Independent School District, Refunding GO, (PSF), 4.00%, 02/15/39	5,000	5,151,579
Pecos Barstow Toyah Independent School District, GO (PSF), 5.00%, 02/15/42	4,500	4,613,389
(PSF), 5.00%, 02/15/43	4,000	4,097,430
Pflugerville Independent School District, GO, Series A, 5.00%, 02/15/41	7,225	8,040,242
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	24,945	27,068,876
Tarrant County Cultural Education Facilities Finance Corp., RB 5.50%, 11/15/47	11,905	13,338,657
Series B, 5.00%, 07/01/38	19,115	20,302,674
Series B, 5.00%, 07/01/43	48,000	50,192,238
Series B, 5.00%, 07/01/48	11,560	11,886,563
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB Series A, 5.00%, 02/15/41	15,900	16,339,276
Series A, 5.00%, 11/15/45	7,300	7,435,361

Security	Par (000)	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB (continued) Series A, 5.00%, 02/15/47	$8,650	$8,809,574
Texas Department of Housing & Community Affairs, RB, S/F Housing Series A, (GNMA), 5.75%, 03/01/54	29,170	31,698,823
Series B, (GNMA), 6.00%, 03/01/53	11,830	12,857,699
Texas Water Development Board, RB 4.00%, 10/15/44	7,100	7,113,404
4.00%, 10/15/45	14,075	13,978,430
Series B, 4.00%, 10/15/43	11,100	11,125,183
Series B, 5.00%, 04/15/49	44,000	46,176,555
Weatherford Independent School District, GO, (PSF), 5.00%, 02/15/45	27,810	28,089,059

		1,023,663,067

Utah — 1.1%
County of Utah, Refunding RB, Series A, 5.00%, 05/15/41	40,000	41,101,871
Intermountain Power Agency, RB, Series A, 5.25%, 07/01/45	25,585	28,622,446
Utah Charter School Finance Authority, RB(b) 5.00%, 06/15/42	1,810	1,664,581
5.00%, 06/15/52	5,420	4,687,835
5.63%, 06/15/54	4,930	4,209,118
5.00%, 06/15/57	3,910	3,318,816
Utah Charter School Finance Authority, Refunding RB(b) 5.25%, 06/15/37	3,795	3,645,380
5.38%, 06/15/48	2,740	2,420,043

		89,670,090

Vermont — 0.1%
East Central Vermont Telecommunications District, RB(b) Series A, 4.00%, 12/01/30	2,010	1,840,534
Series A, 4.25%, 12/01/40	4,030	2,934,812
Series A, 4.50%, 12/01/50	2,960	2,028,521
Vermont Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 11/01/53	4,500	4,871,966

		11,675,833

Virginia — 2.9%
Ballston Quarter Community Development Authority, TA Series A-1, 5.50%, 03/01/46	693	657,668
Series A-2, 7.13%, 03/01/59(h)	1,662	1,229,266
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47	3,900	4,014,185
Hanover County Economic Development Authority, Refunding RB, 5.00%, 07/01/38	125	112,830
Prince William County Industrial Development Authority, RB, Series A, 5.00%, 10/01/41	2,460	2,781,233
University of Virginia, Refunding RB Series A, 5.00%, 04/01/39	21,600	22,845,409
Series A, 5.00%, 04/01/42	24,825	25,987,511
Series A, 5.00%, 04/01/47	9,630	9,955,409
Virginia Commonwealth Transportation Board, RB 5.00%, 05/15/40	8,470	9,537,471
4.00%, 05/15/41	10,000	10,117,940

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Commonwealth Transportation Board, RB (continued) 5.00%, 05/15/42	$7,000	$7,773,970
Virginia Commonwealth University Health System Authority, RB, 5.00%, 07/01/34	2,370	2,518,905
Virginia Port Authority Commonwealth Port Fund, ARB, Series A, 5.25%, 07/01/48	33,000	37,006,968
Virginia Public Building Authority, ARB Series A, 4.00%, 08/01/35	5,690	5,974,668
Series A, 4.00%, 08/01/38	10,310	10,646,536
Series B, AMT, 4.00%, 08/01/36	8,830	9,050,775
Virginia Public Building Authority, RB Series A, 4.00%, 08/01/41	29,800	30,664,648
Series A, 4.00%, 08/01/42	20,000	20,469,879
Series A-2, 4.00%, 08/01/38	24,000	25,064,533

		236,409,804

Washington — 1.2%
King County School District No. 405 Bellevue, GO, (GTD), 4.00%, 12/01/33	5,580	5,781,725
Port of Seattle Washington, ARB Series A, AMT, 5.00%, 05/01/43	2,000	2,054,028
Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	47,930	49,486,416
Snohomish County Public Utility District No. 1 Electric System Revenue, RB, 5.00%, 12/01/37	15,470	15,988,828
State of Washington, GO Series 2020A, 5.00%, 08/01/40	5,000	5,409,842
Series C, 5.00%, 02/01/42	2,020	2,217,531
Series F, 5.00%, 06/01/45	3,795	4,127,462
State of Washington, Refunding GO Series D, 4.00%, 07/01/37	5,000	5,238,064
Series R, 5.00%, 08/01/40	3,910	4,495,268

		94,799,164

West Virginia — 0.1%
West Virginia University, RB, 5.00%, 10/01/49	5,000	5,276,635

Wisconsin — 0.5%
Public Finance Authority, ARB AMT, 4.00%, 07/01/41	2,715	2,097,337
AMT, 4.25%, 07/01/54	4,745	3,368,950
Public Finance Authority, RB(b) 6.25%, 10/01/31(e)(f)	1,715	240,100
7.00%, 07/01/33	6,580	6,606,182
7.00%, 10/01/47(e)(f)	1,715	240,100
Series A, 5.25%, 03/01/45	4,000	3,661,943
Series A, 7.00%, 11/01/46(e)(f)	6,385	3,192,500
Series A, 5.63%, 06/15/49	12,100	11,443,849
Series A, 4.75%, 06/15/56	7,780	5,327,269
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/54	7,100	7,813,861

		43,992,091

Total Municipal Bonds — 94.9% (Cost: $7,684,447,595)		7,756,340,890

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 0.5%
California State University, RB, Series A, 5.00%, 11/01/51	$40,470	$43,290,735

District of Columbia — 0.7%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	50,585	54,211,168

Massachusetts — 0.7%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	50,000	55,761,467

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.9% (Cost: $155,619,807)		153,263,370

Total Long-Term Investments — 96.8% (Cost: $7,840,067,402)		7,909,604,260

	Shares

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.48%(j)(k)	325,964,680	325,997,276

Total Short-Term Securities — 4.0% (Cost: $325,908,717)		325,997,276

Total Investments — 100.8% (Cost: $8,165,976,119)		8,235,601,536

Other Assets Less Liabilities — 0.1%		5,199,988

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.9)%		(71,437,563)

Net Assets — 100.0%		$8,169,363,961

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	When-issued security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

8

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock National Municipal Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$623,096,181	$—	$(297,126,385	)(a)	$68,152	$(40,672)	$325,997,276	325,964,680	$10,875,164	$—
iShares National Muni Bond ETF(b)	—	246,484,948	(245,759,758)		(725,190)	—	—	—	759,194	—

					$(657,038)	$(40,672)	$325,997,276		$11,634,358	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$7,756,340,890	$—	$7,756,340,890
Municipal Bonds Transferred to Tender Option Bond Trusts	—	153,263,370	—	153,263,370
Short-Term Securities
Money Market Funds	325,997,276	—	—	325,997,276

	$325,997,276	$7,909,604,260	$—	$8,235,601,536

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $70,530,007 are categorized as Level 2 within the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock National Municipal Fund

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

10